CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2021	10,718,327	$295.6
Issuance of common shares	20,958	17.3
Balance as of December 31, 2022 and 2023	10,739,285	$312.9